Equity - Other comprehensive income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Aquuisition non-controlling interest - OCI	€ (3,443)	€ 489	[1]
Reserve of exchange differences on translation [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	(8,285)	(1,394)		€ (1,850)
Currency translation impact	2,152	(6,025)		456
Aquuisition non-controlling interest - OCI		(866)
Other comprehensive (loss) income at end of period	(6,133)	(8,285)		(1,394)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	489
Fair value adjustment	(3,443)	489
Other comprehensive (loss) income at end of period	(2,954)	489
Total OCI attributable to the shareholder [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive (loss) income at beginning of period	(7,796)	(1,394)		(1,850)
Currency translation impact	2,152	(6,025)		456
Fair value adjustment	(3,443)	489
Aquuisition non-controlling interest - OCI		(866)
Other comprehensive (loss) income at end of period	€ (9,087)	€ (7,796)		€ (1,394)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.